Unconsolidated Segment Results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Net premiums and policy fees	$ 1,407,279	$ 1,449,591	$ 1,408,097
Interest and similar income, net	4,325,737	4,175,469	3,955,659
Change in fair value of assets and liabilities	(178,238)	(532,720)	1,841,989
Realized investment (losses) gains, net	(49,325)	94,413	77,762
Fee, commission, and other revenue	309,854	303,399	311,820
Total revenue (loss)	5,815,307	5,490,152	7,595,327
Benefits and expenses:
Net benefits and expenses	2,383,178	2,603,094	5,875,825
General and administrative and commission	2,029,388	1,804,437	2,212,400
Change in deferred acquisition costs, net	259,407	239,259	(673,086)
Total benefits and expenses	4,671,973	4,646,790	7,415,139
Pretax income (loss)	1,143,334	843,362	180,188
Operating Segments | Annuities
Revenue:
Net premiums and policy fees	1,117,580	1,133,285	1,148,803
Interest and similar income, net	4,133,359	3,999,693	3,798,284
Change in fair value of assets and liabilities	(218,922)	(492,479)	1,805,611
Realized investment (losses) gains, net	(49,126)	90,948	74,926
Fee, commission, and other revenue	243,789	236,454	246,021
Total revenue (loss)	5,226,680	4,967,901	7,073,645
Benefits and expenses:
Net benefits and expenses	1,982,879	2,296,057	5,582,740
General and administrative and commission	1,774,740	1,549,692	1,963,032
Change in deferred acquisition costs, net	315,760	279,582	(615,902)
Total benefits and expenses	4,073,379	4,125,331	6,929,870
Pretax income (loss)	1,153,301	842,570	143,775
Operating Segments | Life
Revenue:
Net premiums and policy fees	147,013	172,660	117,950
Interest and similar income, net	113,465	103,326	90,057
Change in fair value of assets and liabilities	40,600	(38,553)	41,292
Realized investment (losses) gains, net	623	1,597	1,579
Fee, commission, and other revenue	747	186	474
Total revenue (loss)	302,448	239,216	251,352
Benefits and expenses:
Net benefits and expenses	194,667	114,377	147,348
General and administrative and commission	159,455	165,386	162,942
Change in deferred acquisition costs, net	(69,477)	(53,642)	(72,109)
Total benefits and expenses	284,645	226,121	238,181
Pretax income (loss)	17,803	13,095	13,171
Operating Segments | Questar
Revenue:
Interest and similar income, net	32	3	(17)
Change in fair value of assets and liabilities	2
Realized investment (losses) gains, net			1
Fee, commission, and other revenue	101,432	105,830	102,234
Total revenue (loss)	101,466	105,833	102,218
Benefits and expenses:
General and administrative and commission	114,009	110,624	111,967
Total benefits and expenses	114,009	110,624	111,967
Pretax income (loss)	(12,543)	(4,791)	(9,749)
Operating Segments | Legacy
Revenue:
Net premiums and policy fees	142,686	143,646	141,344
Interest and similar income, net	78,881	72,447	67,335
Change in fair value of assets and liabilities	82	(1,688)	(4,914)
Realized investment (losses) gains, net	(822)	1,868	1,256
Fee, commission, and other revenue	1,191	253	6,217
Total revenue (loss)	222,018	216,526	211,238
Benefits and expenses:
Net benefits and expenses	205,632	192,660	145,737
General and administrative and commission	18,489	18,059	17,585
Change in deferred acquisition costs, net	13,124	13,319	14,925
Total benefits and expenses	237,245	224,038	178,247
Pretax income (loss)	(15,227)	(7,512)	32,991
Eliminations
Revenue:
Fee, commission, and other revenue	(37,305)	(39,324)	(43,126)
Total revenue (loss)	(37,305)	(39,324)	(43,126)
Benefits and expenses:
General and administrative and commission	(37,305)	(39,324)	(43,126)
Total benefits and expenses	$ (37,305)	$ (39,324)	$ (43,126)